Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 627,122	£ 589,758	[1]	£ 581,254	[1]
Operating expenses		(602,936)	(564,006)		(511,315)
Profit on disposal of intangible assets		25,799	18,119		10,926
Operating profit		49,985	43,871	[1]	80,865	[1]
Finance costs		(25,470)	(24,233)		(25,013)
Finance income		2,961	6,195		736
Net finance costs		(22,509)	(18,038)		(24,277)
Profit before income tax		27,476	25,833	[1]	56,588	[1]
Income tax expense		(8,595)	(63,462)	[1]	(17,379)	[1]
Profit/(loss) for the year		£ 18,881	£ (37,629)	[1]	£ 39,209	[1]
Earnings/(loss) per share during the period
Basic earnings/(loss) per share		£ 0.1148	£ (0.2292)	[1]	£ 0.2390	[1]
Diluted earnings/(loss) per share	[2]	£ 0.1147	£ (0.2292)	[1]	£ 0.2384	[1]

[1]	Comparative amounts have been restated—see note 33 for further details.
[2]	For the year ended 30 June 2018, potential ordinary shares are antidilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2019 and 2017, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.